SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 5,801,032	$ 794,738	¥ 5,466,873	¥ 3,271,414
Loan facilitation services | At a point in time
Disaggregation Of Revenue [Line Items]
Net revenue	4,011,776		3,489,184	2,881,725
Releasing of guarantee liabilities
Disaggregation Of Revenue [Line Items]
Net revenue	1,357,705		1,393,081	47,141
Releasing of guarantee liabilities | Overtime
Disaggregation Of Revenue [Line Items]
Net revenue	1,357,705		1,393,081	47,141
Other revenue - Investor referral | At a point in time
Disaggregation Of Revenue [Line Items]
Net revenue	228,488		342,181	269,256
Other revenue - others | At a point in time /Overtime
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 203,063		¥ 242,427	¥ 73,292